Share Capital and Other Equity Instruments - Schedule of Warrants Outstanding, Exercise Price, Expiry Rate and Overall Weighted Average Exercise Price (Details)	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 shares	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Warrant	Dec. 31, 2020 shares $ / shares
Disclosure Of Classes Of Share Capital [Line Items]
Number		172,735		172,735	172,735
Exercise price (CA$)	$ 84.33				$ 84.33
Warrant Expires on January 2023
Disclosure Of Classes Of Share Capital [Line Items]
Number | Warrant				4,000
Expiry date	Jan. 31, 2023
Exercise price (CA$)	$ 3,000.00
Warrant Expires on April 2027
Disclosure Of Classes Of Share Capital [Line Items]
Number | Warrant				168,735
Expiry date	Apr. 30, 2027
Exercise price (CA$)	$ 15.21
Warrant Expires on November 2025
Disclosure Of Classes Of Share Capital [Line Items]
Number | Warrant				7,894,734
Expiry date	Nov. 30, 2025
Exercise price (CA$)			$ 5.50